LONG-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value, impairment loss	$ 4,743	$ 4,241	$ 32,131
Fair value gain (loss)	(4,704)	(4,932)	8,362
Equity method investments, impairment loss	5,175	0	0
Payments to acquire Long-term Investment	406,841	101,788	194,159
Accumulated other comprehensive income	42,524
Equity securities, impairment loss	0	0	4,840
Fair value of equity securities, gain (loss)	$ 204,165	0	(1,016)
Maximum
LONG-TERM INVESTMENTS
Term of held to maturity securities	2 years
Long-term investment in third-party technology companies
LONG-TERM INVESTMENTS
Impairment gain (loss)	$ 32,896	$ 8,692	$ 10,011